Risk Management - Summary of Criteria used for Chile (Detail)	12 Months Ended
Dec. 31, 2018
Group [member] | Colombia [member] | Leasing [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	33.23%
% of relative increase in lifetime PD	82.04%
Group [member] | Colombia [member] | Payroll deductible loan [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	2.79%
% of relative increase in lifetime PD	77.14%
Group [member] | Colombia [member] | Revolving line of credit [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	35.22%
% of relative increase in lifetime PD	85.65%
Group [member] | Colombia [member] | Overdraft limit [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	0.70%
% of relative increase in lifetime PD	241.11%
Group [member] | Colombia [member] | Credit card [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	29.44%
% of relative increase in lifetime PD	175.32%
Group [member] | Colombia [member] | Mortgage loan [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	2.55%
% of relative increase in lifetime PD	151.19%
Group [member] | Colombia [member] | Personal debt restructuring [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	44.04%
% of relative increase in lifetime PD	101.64%
Group [member] | Colombia [member] | Other loans [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	26.53%
% of relative increase in lifetime PD	174.02%
Group [member] | Stage1 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	20.00%
Stages	Stage 1
Probability of default (PD) and qualitative considerations	Difference between Referential Life Time PD and PD Life Time at origination < 20%
Group [member] | Stage1 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	29 days
Group [member] | Stage 2 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	20.00%
Stages	Stage 2
Probability of default (PD) and qualitative considerations	Difference between Referential Life Time PD and PD Life Time at origination >= 20%
Group [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	30 days
Group [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	89 days
Group [member] | Stage 3 [member]
Disclosure of Credit risk measurement [line items]
Stages	Stage 3
Probability of default (PD) and qualitative considerations	Restructured loans with 60 days in arrears before restructuring
Group [member] | Stage 3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate [member] | Colombia [member] | Without information [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	34.39%
% of relative increase in lifetime PD	86.90%
Corporate [member] | Colombia [member] | Small Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	22.26%
% of relative increase in lifetime PD	1314.07%
Corporate [member] | Colombia [member] | Small Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	33.91%
% of relative increase in lifetime PD	1326.89%
Corporate [member] | Colombia [member] | Medium Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	22.53%
% of relative increase in lifetime PD	64.23%
Corporate [member] | Colombia [member] | Medium Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	25.67%
% of relative increase in lifetime PD	1203.61%
Corporate [member] | Colombia [member] | Large Company [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	10.28%
% of relative increase in lifetime PD	99.15%
Corporate [member] | Colombia [member] | Low Default [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	0.46%
% of relative increase in lifetime PD	0.48%
Corporate [member] | Colombia [member] | Low Default ( Goverment and Financial) [member]
Disclosure of Credit risk measurement [line items]
% of absolute increase in lifetime PD	0.00%
% of relative increase in lifetime PD	324.00%
Corporate [member] | Stage1 [member] | A1 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	A1
Corporate [member] | Stage1 [member] | A2 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	A2
Stages	Stage 1
Corporate [member] | Stage1 [member] | A2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	0.04%
Corporate [member] | Stage1 [member] | A2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	0.25%
Days of arrears to the end of the month	29 days
Corporate [member] | Stage1 [member] | A3 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	A3
Corporate [member] | Stage1 [member] | A4 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	A4
PD ranges	2.00%
Corporate [member] | Stage 2 [member] | A5 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	A5
Stages	Stage 2
Corporate [member] | Stage 2 [member] | A5 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	4.75%
Days of arrears to the end of the month	30 days
Corporate [member] | Stage 2 [member] | A5 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	10.00%
Days of arrears to the end of the month	89 days
Corporate [member] | Stage 2 [member] | A 6 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	A6
Corporate [member] | Stage 2 [member] | B1 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	B1
Corporate [member] | Stage 2 [member] | B2 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	B2
Corporate [member] | Stage 2 [member] | B2 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	15.00%
Corporate [member] | Stage 2 [member] | B2 [member] | Top of Range [Member]
Disclosure of Credit risk measurement [line items]
PD ranges	45.00%
Corporate [member] | Stage 2 [member] | External credit grades b3 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	B3
Corporate [member] | Stage 2 [member] | External credit grades B4 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	B4
Corporate [member] | Stage 3 [member] | External credit grades C1 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	C1
Corporate [member] | Stage 3 [member] | External Credit Grades C2 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	C2
Corporate [member] | Stage 3 [member] | External credit grades C3 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	C3
PD ranges	100.00%
Stages	Stage 3
Corporate [member] | Stage 3 [member] | External credit grades C3 [member] | Bottom of Range [Member]
Disclosure of Credit risk measurement [line items]
Days of arrears to the end of the month	90 days
Corporate [member] | Stage 3 [member] | External credit grades C4 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	C4
Corporate [member] | Stage 3 [member] | External credit grades C5 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	C5
Corporate [member] | Stage 3 [member] | External credit grades C6 [member]
Disclosure of Credit risk measurement [line items]
Debtor category	C6
IFRS9 [member] | Corporate [member] | Stage1 [member] | A2 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	0.13%
IFRS9 [member] | Corporate [member] | Stage1 [member] | A4 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	1.62%
IFRS9 [member] | Corporate [member] | Stage 2 [member] | A5 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	3.52%
IFRS9 [member] | Corporate [member] | Stage 2 [member] | B2 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	23.05%
IFRS9 [member] | Corporate [member] | Stage 3 [member] | External credit grades C3 [member]
Disclosure of Credit risk measurement [line items]
PD ranges	100.00%